Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Operating Lease Commitments (Details) - USD ($) $ in Millions		12 Months Ended		18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Significant Accounting policies [Abstract]
Rental expense charged for operating leases			$ 65.9
Depreciation and interest			15.9
Depreciation of right-of-use assets	[1]	$ 76.9	$ 13.9	$ 17.4
Interest		13.2
Weighted average incremental borrowing rate			4.70%
Operating lease commitments [Abstract]
Operating lease commitments			$ 301.2
Committed leases not commenced	[2]		(0.3)
Cost of reasonably certain extensions	[2]		1.3
Subtotal			302.2
Effect of discounting on payments included in the calculation of the lease liability (excluding finance lease balances)			(32.4)
Subtotal			269.8
Other	[3]		23.5
IFRS 16 [Member]
Significant Accounting policies [Abstract]
Depreciation of right-of-use assets		76.9
Interest		$ 13.2
Operating lease commitments [Abstract]
Operating lease commitments			$ 293.3

[1]	$13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.
[2]	Undiscounted.
[3]	Includes Finance lease liabilities already reported under IAS 17.